Penn Capital Micro Cap Equity Fund
Penn Capital Micro Cap Equity Fund
Investment Objective
The Penn Capital Micro Cap Equity Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Penn Capital Micro Cap Equity Fund Penn Capital Micro Cap Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee Paid to the Fund (as a percentage of amount redeemed in 90 days or less from date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Capital Micro Cap Equity Fund Penn Capital Micro Cap Equity Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	4.60%	[1]
Total Annual Fund Operating Expenses	5.60%
Less Fee Waiver and/or Expense Reimbursement	(4.41%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.19%	[2]
[1]	"Other Expenses" are based on the estimated expenses for the current fiscal year for the Institutional Class shares.
[2]	PENN Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2018 do not exceed 1.19% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the date of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example	1 Year	3 Years
Penn Capital Micro Cap Equity Fund | Penn Capital Micro Cap Equity Fund | USD ($)	122	1,278

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  No portfolio turnover rate is provided because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of micro capitalization companies. Micro capitalization companies are defined for this purpose as companies with market capitalizations that, at the time of purchase, fall within the range of companies in the Russell Microcap® Index.  As of August 31, 2017, the minimum and maximum market capitalizations included in the Russell Microcap® Index were approximately $9 million and $2 billion, respectively.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund expects to invest primarily in publicly traded securities.  Equity securities in which the Fund may invest include common stock; American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt).  The Fund may invest up to 25% of its net assets in foreign equity securities.

The Fund generally intends to invest in approximately 50 to 150 equity securities identified by the Advisor’s fundamental, bottom-up value driven research.  The Advisor seeks to invest in companies that it believes have significant growth potential.  The Advisor seeks to maximize the Fund’s growth potential by investing in securities that it believes are selling at a reasonable valuation in view of their future projected cash flows.  The portfolio construction process involves both quantitative and qualitative fundamental analysis.  Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.

Following the bottom-up fundamental research of an individual security, the Advisor analyzes industry trends to identify those industries with strong potential for growth.  The Advisor then conducts a macro-economic overview to determine the industry-specific over- and under-weightings of the Fund’s securities relative to its corresponding benchmark.  By following this process, the Advisor actively manages both the industry weightings and individual security positions.  The Advisor may choose to sell a security when, for example, in the Advisor’s determination, it no longer represents an attractive growth prospect, or to take advantage of what the Advisor has determined to be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The following principal risks could affect the value of your investment and the Fund’s performance:

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ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

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Focused Investment Risk.  If a Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

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Foreign Currency Risk.  The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.  Currency exchange rates may fluctuate significantly over short periods of time.

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Foreign Securities Risk.  Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility.  Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

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Growth Companies Risk.  Growth companies are expected to increase their earnings at a certain rate.  When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase.  Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.  The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.

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Leveraged Companies Risk.  Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies.  A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities.  In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders.  Leveraged companies can have limited access to additional capital.

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Limited Operating History Risk.  A newly formed fund with a limited operating history may not attract sufficient assets to achieve or maximize investment and operational efficiencies.  If a newly formed fund is unable to achieve sufficient scale, it may be liquidated.

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Liquidity Risk.  Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.  Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments.  Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.  Liquidity risk can be more pronounced in periods of market turmoil.  It may be more difficult for a Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

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Market Risk.  The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers.  The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

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Micro-Capitalization Companies Risk.  Micro-capitalization companies may be newly formed or in the early stages of development with more limited product lines, markets, managerial or financial resources. not have the size, resources and other assets of large capitalization companies.  As a result, the securities of micro-capitalization companies may be subject to greater market risks and fluctuations in value than small or even medium capitalization companies or may not correspond to changes in the stock market in general.  In addition, micro-capitalization companies may be particularly affected by loss of key personnel.  There may be less public information about micro capitalization companies and they may be more affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.  The stock of micro capitalization companies may be more volatile and more thinly traded (and thereby more difficult for the Fund to buy and sell at an optimal time or price) than the stock of small and mid-capitalization companies.

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Portfolio Turnover Risk.  The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund’s performance.

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Redemption Risk.  The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests.  Selling securities to meet such redemptions may cause the Fund to experience a loss, increase the Fund’s transaction costs or have tax consequences.  To the extent that a large shareholder invests, the Fund may experience relatively large redemptions as such shareholder reallocates its assets.

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REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed.  Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.  Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

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Volatility Risk.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and you could lose money.

Performance Information
No performance information is available since the Fund had not commenced investment operations as of the date of this Prospectus.